Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
	Barclays Bank Group
	Investment property	Property	Equipment	Leased assets	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2018	116	2,243	1,066	9	3,434
Transfer of UK banking business	-	(958)	-	-	(958)
Additions	-	155	79	-	234
Disposals	(115)	(45)	(101)	-	(261)
Change in fair value of investment properties	(115)	-	-	-	(115)
Exchange and other movements	(3)	68	35	-	100
As at 31 December 2018	(117)	1,463	1,079	9	2,434
Accumulated depreciation and impairment
As at 1 January 2018	-	(983)	(923)	(9)	(1,915)
Transfer of UK banking business	-	448	-	-	448
Additions	-	(60)	(32)	-	(92)
Depreciation charge	-	(61)	(58)	-	(119)
Impairment charge	-	(1)	-	-	(1)
Disposals	-	22	94	-	116
Exchange and other movements	-	(23)	(27)	-	(50)
As at 31 December 2018	-	(658)	(946)	(9)	(1,613)
Net book value	(117)	805	133	-	821
Cost
As at 1 January 2017	81	3,101	2,862	10	6,054
Additions	114	173	176	-	463
Disposals	(69)	(895)	(1,893)	(1)	(2,858)
Change in fair value of investment properties	(5)	-	-	-	(5)
Exchange and other movements	(5)	(136)	(79)	-	(220)
As at 31 December 2017	116	2,243	1,066	9	3,434
Accumulated depreciation and impairment
As at 1 January 2017	-	(1,312)	(2,267)	(9)	(3,588)
Depreciation charge	-	(141)	(162)	-	(303)
Impairment charge	-	(28)	-	-	(28)
Disposals	-	487	1,518	-	2,005
Exchange and other movements	-	11	(12)	-	(1)
As at 31 December 2017	-	(983)	(923)	(9)	(1,915)
Net book value	116	1,260	143	-	1,519